COMMITMENTS AND CONTINGENCIES (Details) (RUB)	1 Months Ended	12 Months Ended
	Jul. 31, 2012 item	Dec. 31, 2013	Dec. 31, 2013 Operating expenses	Dec. 31, 2012 Operating expenses	Dec. 31, 2011 Operating expenses	Dec. 31, 2013 Cost of services	Dec. 31, 2012 Cost of services	Dec. 31, 2011 Cost of services
Capital commitments
Purchase agreements to acquire property, plant and equipment, intangible assets and costs related thereto		34,728,000,000
Future minimum lease payments due for the five years ending December 31,2017 and thereafter
2014		4,684,000,000
2015		723,000,000
2016		356,000,000
2017		230,000,000
2018		198,000,000
Thereafter		1,371,000,000
Total		7,562,000,000
Commitment and contingencies
Rental expense			14,677,000,000	13,334,000,000	11,297,000,000	7,583,000,000	7,207,000,000	6,720,000,000
Period within which the LTE networks are to be fully deployed	7 years
Number of inhabitants in each population center for delivery of LTE services	50,000
Minimum annual investment obligation towards the LTE roll-out until the network is fully deployed	15,000,000,000